EARNINGS PER SHARE (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per share:
Weighted-average shares outstanding									202.4	203.6	204.3
Net earnings attributable to shareholders	$ 152.5	$ 171.3	$ 172.0	$ 188.0	$ 103.5	$ 146.3	$ 163.6	$ 167.0	$ 683.8	$ 580.4	$ 456.7
Dividends and undistributed earnings attributable to unvested shares									(1.3)	(1.3)	(1.3)
Net earnings attributable to shareholders used for basic earnings per share calculation									682.5	579.1	455.4
Net Earnings Attributable to Shareholders (in dollars per share)	$ 0.75	$ 0.85	$ 0.85	$ 0.93	$ 0.51	$ 0.72	$ 0.80	$ 0.82	$ 3.37	$ 2.84	$ 2.23
Diluted earnings per share:
Weighted-average shares outstanding									202.4	203.6	204.3
Incremental shares outstanding assuming the exercise/vesting of dilutive stock options/performance shares									0.7	0.7	0.7
Weighted-average shares - diluted									203.1	204.3	205.0
Net earnings attributable to shareholders	152.5	171.3	172.0	188.0	103.5	146.3	163.6	167.0	683.8	580.4	456.7
Dividends and undistributed earnings attributable to unvested shares									(1.3)	(1.3)	(1.3)
Net earnings attributable to shareholders used for diluted earnings per share calculation									$ 682.5	$ 579.1	$ 455.4
Net Earnings Attributable to Shareholders (in dollars per share - diluted)	$ 0.75	$ 0.84	$ 0.84	$ 0.92	$ 0.51	$ 0.71	$ 0.80	$ 0.81	$ 3.36	$ 2.83	$ 2.22
Potential shares outstanding	2.8				2.7				2.8	2.7	2.9
Potential shares outstanding, not included in the diluted earnings per share calculation									2.1	2.0	2.2